Balance Sheet Details - Property and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 130	$ 114
Less accumulated depreciation and amortization	(39)	(20)
Total property and equipment, net	91	94
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14	14
Buildings and Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	70	62
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24	20
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7	3
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 15	$ 15